Revenue - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands									1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended						16 Months Ended
	Nov. 30, 2020 Barrels_per_day	Oct. 31, 2020 Barrels_per_day	Sep. 30, 2020 Barrels_per_day	Aug. 31, 2020 Barrels_per_day	Jul. 31, 2020 Barrels_per_day	Jun. 30, 2020 Barrels_per_day	May 31, 2020 Barrels_per_day	Apr. 20, 2020 $ / shares	May 31, 2020 $ / bbl	Jun. 30, 2020 Barrels_per_day	Dec. 31, 2020 MXN ($) Barrels_per_day	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 MXN ($) $ / shares	Dec. 31, 2019 MXN ($)	Apr. 30, 2022 Barrels_per_day
Disclosure of geographical areas [line items]
Accounts receivable derived from customer contracts | $											$ 68,382,413			$ 101,259,081	$ 68,382,413	$ 68,382,413
Increase decrease in crude oil production | Barrels_per_day										9,700,000	7,700,000
Percentage of decrease in domestic sales of petroleum products											32.00%				32.00%	32.00%
Amount recorded in advance from customers were recognized as revenue for the Period | $														$ 7,623,880	$ 6,627,033
Price of the Mexican crude oil export mix per barrel													$ 65.85			$ 35.47
Percentage of increase decrease in revenue from domestic sales													51.30%	51.30%
Increase decrease in revenue from domestic sales | $														$ 258,402,520
Domestic sales													$ 37,025,508	762,114,551	503,712,031		$ 807,020,214
Accounts and accrued expenses
Disclosure of geographical areas [line items]
Advances from customers | $											$ 8,548,260			7,495,198	$ 8,548,260	$ 8,548,260
Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Increase decrease in crude oil production | Barrels_per_day	1,688.8	1,680.2	1,697.8	1,687.9	1,647.3	1,654.7	1,676.6											5,800,000
Bottom of range [member]
Disclosure of geographical areas [line items]
Number Of Barrels Production Per Day | $ / bbl									100,000
Crude Oil Price Per Barrel																$ 10.52
Weighted average [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel																47.16
Mexica Country
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel												$ 55.1	$ 63			49.00
Increase decrease in price of the Mexican crude oil export mix per barrel													$ 24.13
Expected financial balance used as a basis | $														$ 0
Percentage increase decrease in price of the Mexican crude oil export mix per barrel													85.60%	85.60%
Mexica Country | Bottom of range [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel																44.00
Mexica Country | Bottom of range [member] | Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Unprecedented drop in price of crude oil price								$ 2.37
Mexica Country | Top of range [member]
Disclosure of geographical areas [line items]
Crude Oil Price Per Barrel																$ 49.00
Mexica Country | Top of range [member] | Non Adjusting Event Reporting Period
Disclosure of geographical areas [line items]
Unprecedented drop in price of crude oil price								$ 0.00